Note 11 - Income Taxes - Reconciliation of Actual Income Tax Expense to the Expected Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Computed “expected” tax expense	$ 14,301,000	$ 13,473,000	$ 10,103,000
State income taxes, net of Federal income tax benefit	1,117,000	1,584,000	552,000
Tax exempt interest, net of interest expense exclusion	(274,000)	(237,000)	(245,000)
Earnings on cash surrender value of life insurance	(273,000)	(205,000)	(173,000)
Expenses not deductible for tax purposes	23,000	12,000	14,000
Equity based compensation	(55,000)	(28,000)	(6,000)
Other	217,000	133,000	(627,000)
Income Tax Expense (Benefit), Total	$ 15,056,000	$ 14,732,000	$ 9,618,000